Note 13 - Earnings Per Share (Details)	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014 Warrant [Member]	Mar. 31, 2014 Equity Option [Member]	Mar. 31, 2014 Stock Compensation Plan [Member]	Mar. 31, 2014 Contingently Issuable Shares for the Founder Preferred Share Dividend Right [Member]	Mar. 31, 2014 Shares Issuable Upon Conversion of PDH Non-controlling Interest [Member]	Mar. 31, 2014 Shares Issuable Upon Conversion of Founder Preferred Shares [Member]	Mar. 31, 2014 Shares Issuable Upon Conversion of 401k Exchange Rights [Member]
Note 13 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,247,554		4,500,000	100,000	500,000	8,800,000	8,800,000	2,000,000	1,100,000
Class of Warrant or Right, Outstanding	48,742,662	3,763,812